SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

a)	Basis of presentation

The condensed consolidated interim financial statements include the accounts of VERSES AI Inc. and its wholly owned subsidiaries (“Subsidiaries”) (collectively “VERSES” or the “Company”) have been prepared in accordance with U.S generally accepted accounting principles (“GAAP”) as defined by the Financial Accounting Standards Board (FASB).

a)	Basis of presentation

The consolidated financial statements include the accounts of VERSES AI Inc. and its wholly owned subsidiaries (“Subsidiaries”) (collectively “VERSES” or the “Company”) have been prepared in accordance with U.S generally accepted accounting principles (“GAAP”) as defined by the Financial Accounting Standards Board (FASB).

Consolidation

b)	Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned Subsidiaries. The results of the Subsidiaries will continue to be included in the consolidated financial statements of the Company until the date that the Company’s control over the Subsidiaries ceases. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All intercompany transactions are eliminated on these consolidated financial statements.

Details of the Company’s Subsidiaries at December 31, 2025 and March 31, 2025 are as follows:

Name	Place of Incorporation	December 31, 2025 Interest	March 31, 2025 Interest
Verses Technologies USA, Inc. (formerly Verses Labs Inc.) (“VTU”)	Wyoming, USA	100%	100%
Verses Operations Canada Inc. (“VOC”)	British Columbia, CA	100%	100%
Verses Logistics Inc. (“VLOG”)	Wyoming, USA	100%	100%
Verses Realities Inc. (“VRI”)	Wyoming, USA	Dissolved	100%
Verses Inc. (“VINC”)	Wyoming, USA	100%	100%
Verses Health Inc. (“VHE”)	Wyoming, USA	Dissolved	100%
Verses Global BV (“VBV”)	Netherlands	100%	100%
Verses Solutions Inc (“VSI”)	Wyoming, USA	100%	100%

b)	Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned Subsidiaries. The results of the Subsidiaries will continue to be included in the consolidated financial statements of the Company until the date that the Company’s control over the Subsidiaries ceases. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All intercompany transactions are eliminated on these consolidated financial statements.

Details of the Company’s Subsidiaries at March 31, 2025 and March 31, 2024 are as follows:

Name	Place of Incorporation	March 31, 2025 Interest	March 31, 2024 Interest
Verses Technologies USA, Inc. (formerly Verses Labs Inc.) (“VTU”)	Wyoming, USA	100%	100%
Verses Operations Canada Inc. (“VOC”)	British Columbia, CA	100%	100%
Verses Logistics Inc. (“VLOG”)	Wyoming, USA	100%	100%
Verses Realities Inc. (“VRI”)	Wyoming, USA	100%	100%
Verses Inc. (“VINC”)	Wyoming, USA	100%	100%
Verses Health Inc. (“VHE”)	Wyoming, USA	100%	100%
Verses Global BV (“VBV”)	Netherlands	100%	100%
Verses Solutions Inc (“VSI”)	Wyoming, USA	100%	Nil

Significant accounting estimates and judgments
c)	Significant accounting estimates and judgments

The preparation of these condensed consolidated interim financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. These consolidated financial statements include estimates that, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes could differ from these estimates.

The significant judgements made by management in the Company’s accounting policies and key sources of estimation uncertainty were the same as those applied in the annual audited consolidated financial statements for the year ended March 31, 2025.

c)	Significant accounting estimates and judgments

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. These consolidated financial statements include estimates that, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes could differ from these estimates.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

c)	Significant accounting estimates and judgments (continued)

Significant assumptions about the future that management has made and other sources of estimation uncertainty at the reporting date, which could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to the following:

Critical accounting estimates

●	Equipment – The Company reviews its estimate of the useful lives of depreciable assets at each reporting date, based on the expected remaining useful life of the assets. Uncertainties in these estimates relate to technical obsolescence that may change the utilization of equipment.

●	Recoverability of accounts receivable, contracts assets, and unbilled revenues, and allowance for credit loss – The Company provides an allowance for expected credit losses based on an assessment of the recoverability of accounts receivable. Allowances are applied to accounts receivable at initial recognition based on the probability of default. Management analyzes its debts, customer concentrations, customer creditworthiness, current economic trends, and changes in customer payment terms when making a judgment to evaluate the adequacy of the allowance for expected credit losses. Where the expectation is different from the original estimate, such difference will impact the carrying value of accounts receivable.

●	Functional currency – The determination of the functional currency of each entity within the Company requires management judgment in determining the currency that mainly influences the sale price of services and costs of providing services.

●	Revenue recognition – When the Company enters into an agreement for software development which is longer in nature (longer than 1 year), the Company records a contract asset which is representative of receivables from the agreements not yet billed to the customer. Significant judgment is made to determine the performance obligations and whether each performance obligation is satisfied at a point in time or over the term of the contracts.

●	Going concern – The assessment of the Company’s ability to continue as a going concern. The determination that the Company will be able to continue as a going concern is subject to critical judgments of management with respect to assumptions surrounding the short and long-term operating budget and financing activities. Should these judgments prove to be inaccurate, management’s continued use of the going concern assumption may be inappropriate.

Cash and cash equivalents

d)	Cash and cash equivalents

Cash include cash on hand, demand deposits with financial institutions, and other short-term, highly liquid investments that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value.

Foreign currency translation

e)	Foreign currency translation

The accompanying consolidated financial statements are presented in United States dollars (“$”), unless otherwise indicated.

The functional currency is the currency of the primary economic environment in which an entity operates and may differ from the currency in which the entity enters transactions. The functional currency of VAI and VOC is the Canadian dollar (“CAD”) (“CAD$”). The functional currency of VTU, VLOG, VRI, VINC, VHE, and VSOL is the United States dollar (“USD”) (“$”). The functional currency of VBV is the Euro (“€”).

Transactions in currencies other than the functional currency are translated to the functional currency at exchange rates prevailing on the dates of the transactions. Monetary assets and liabilities that are denominated in currencies other than the functional currency are translated to the functional currency using the exchange rate prevailing on the date of the consolidated statement of financial position, while non-monetary assets and liabilities are translated at historical rates.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

e)	Foreign currency translation (continued)

Exchange gains and losses arising from the translation of foreign currency-denominated transactions or balances are recorded as a component of profit or loss in the period in which they occur.

The results of operations and financial position of each subsidiary where the functional currency is different from the presentation currency are translated as follows: assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position, expenses are translated at the average exchange rate each month, all resulting exchange differences are recognized in accumulated other comprehensive income (loss).

Income taxes

f)	Income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred tax. Income tax is recognized in profit or loss, except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, calculated using tax rates enacted at year-end, adjusted for amendments to tax payable with regard to previous years.

Deferred tax is determined using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amounts of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date applicable to the period of expected realization or settlement.

Deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. Where appropriate, the Company records a valuation allowance with respect to a future tax benefit.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates except, in the case of subsidiaries, where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Share capital

g)	Share capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial asset or financial liability. The Company’s Subordinate Voting Shares and share purchase warrants are classified as equity instruments. Incremental costs directly attributable to the issue of new shares or warrants are shown in equity as a deduction, net of tax, from the proceeds.

Proceeds from the exercise of warrants are recorded as share capital in the amount for which the warrant enabled the holder to purchase a share in the Company. Any previously recorded share-based payment included in the additional paid-in capital account is transferred to share capital upon the exercise of warrants. Share capital issued for non-monetary consideration is valued at the closing CBOE Canada (Canadian stock exchange) market price at the date of issuance. The proceeds from the issuance of Units are allocated between Subordinate Voting Shares and warrants using the relative fair value method. Under this approach, the total proceeds are allocated to each component based on their relative fair values at the time of the financing. The fair value of the Subordinate Voting Shares and the fair value of the warrants are determined independently, and the proceeds are then proportionally allocated to share capital and warrants reserve accordingly.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

g)	Share capital (continued)

Upon expiration, any value attributed to warrants and stock options remains in the additional paid-in capital.

Amounts recorded to obligation to issue shares are from contracts that give rise to a commitment for the Company to issue shares such as subscriptions received in advance for a specific private placement and special warrants that convert into shares.

Share-based payments

h)	Share-based payments

The Company has an omnibus equity incentive plan for stock options, restricted share Units (“RSUs”), performance share Units (“PSUs”), and deferred share Units (“DSUs”), which are described in note 8. The Company grants equity-settled share-based awards to directors, officers, employees, and consultants.

Share-based payments to employees and others providing similar services are measured at the estimated fair value of the instruments issued on the grant date and expensed over the vesting periods. The fair value of equity-settled share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Company.

Amounts recorded to additional paid-in capital represent the value of equity-based transactions other than share capital, and include stock options, warrants, and the equity component of convertible debt.

For share-based payment awards granted to employees, we estimate the fair value of stock options on the grant date using the Black-Scholes option-pricing model, applying standard assumptions for expected volatility, expected term, risk-free interest rate, and expected dividends. We use the “plain vanilla” model and compensation expense is recognized on a graded vesting basis over the vesting period of the award. The amount of expense recognized reflects the number of awards that are expected to vest. We revise our estimates of forfeitures, if necessary, in subsequent periods and recognize the cumulative effect of any changes in the current period.

The fair value of share-based payments to non-employees are based on the fair value of the goods or services received. If the Company cannot reliably estimate the fair value of the goods or services received, the Company measures their value, and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted at the date the Company receives the goods or services.

Loss per share

i)	Loss per share

Basic loss per share is computed by dividing net loss attributable to Subordinate Voting Shares shareholders by the number of Subordinate Voting Shares outstanding during the period. Diluted earnings per share is computed similar to basic loss per share, except that the number of shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The Company applies the treasury stock method in calculating diluted earnings per share, which assumes that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire Subordinate Voting Shares at the average market price during the reporting periods. Diluted loss per share excludes all dilutive potential Subordinate Voting Shares, as their effect would be anti-dilutive.

For the year ended March 31, 2025, 2,095,224 (2024 - 878,061) warrants, 770,995 stock options (2024 - 542,454), and 685,373 (2024 - 24,075) RSUs were not included in the calculation of diluted earnings per share as their inclusion was anti-dilutive.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Related party transactions

j)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources, services, or obligations between related parties.

Financial instruments

k)	Financial instruments

(i) Impairment of financial assets at amortized cost

The Company recognizes an allowance for credit losses on financial assets carried at amortized cost. The allowance is based on management’s estimate of current expected credit losses (CECL) over the contractual term of the asset, considering historical experience, current conditions, and reasonable and supportable forecasts. The Company evaluates the allowance at each reporting date and records any necessary adjustments through earnings as a credit loss expense. Changes in expected credit losses, including both increases and reversals, are recognized in the income statement in the period in which they occur. The full lifetime expected credit loss is recorded upon initial recognition of the financial asset and reassessed regularly based on changes in credit risk and economic outlook.

(ii) Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are recognized in profit or loss.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognized at fair value.

Government assistance

l)	Government assistance

Government assistance consists of grants received under the Horizon Europe program, administered under the authority of the European Commission.

In accordance with U.S. GAAP, the Company accounts for government grants by analogy to ASC 958-605 (Not-for-Profit Entities – Revenue Recognition), as there is no specific guidance for business entities. Under this approach, government assistance is recognized when the related conditions have been substantially met and receipt of the funds is reasonably assured.

The grant is intended to compensate for specific operating expenses, the assistance is recognized as other income on a systematic basis in the same period in which the related expenses are incurred.

Research and development

m)	Research and development

The Company incurs costs on activities that relate to research and development of new and existing products. The Company expenses all research and development costs as incurred. Development costs of the Company’s products are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers.

Revenue recognition

n)	Revenue recognition

The Company’s revenue is primarily derived from licensing its applications to customers, providing customization to its core software and performing ongoing maintenance and consulting services.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

n)	Revenue recognition (continued)

The Company recognizes revenue in accordance with ASC 606, “Revenue From Contracts With Customers,” which follows a five-step model to assess each contract of a contract with a customer: (i) identify the legally binding contract, (ii) identify the performance obligations, (iii) determine the transaction price, (iv) allocate the transaction price, and (v) determine whether revenue will be recognized at a point in time or over time. Revenue is recognized when a performance obligation is satisfied and the customer obtains control of promised goods and services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods and services.

The Company’s performance obligations are satisfied over time or at a point in time depending on the transfer of control to the customer.

Software arrangements

Revenue from software arrangements that provide the Company’s customers with the right to use the software without any significant development or integration work is recognized at the time of delivery. Revenue from fixed-price software arrangements and software customization contracts that require significant production, modification, or customization of software is recognized over time using the cost input method as the services are rendered from time and materials contracts. If cost input method is not used, the Company recognizes the module customization revenue upon final installation of the modules and acceptance by the customers.

Revenue from Software as a service (“SaaS”) arrangements provide the Company’s customers with the right to access a cloud-based environment that the Company provides and manages and the right to receive support and to use the software; however, the customer does not have the right to take possession of the software. Revenue from SaaS arrangements are generally recognized ratably over the contract term, using the time elapsed output method, commencing on the date an executed contract exists and the customer has the right-to-use and access to the software. Substantially, all of the Company’s subscription service arrangements are non-cancellable and do not contain refund-type provisions.

Contract balances

The timing of revenue recognition, billing, and cash collections results in accounts receivable, contract assets, unbilled revenue, and deferred revenue on the consolidated statement of financial position.

Unbilled revenues are recognized when revenue is recognized in excess of billings or when the Company has a right to consideration and that right is conditional to something other than the passage of time. Contract assets are subsequently transferred to accounts receivable when the right to payment becomes unconditional.

Deferred revenue

o)	Deferred revenue

Deferred revenue is recognized when payments received from customers are in excess of revenue recognized. Deferred revenue is subsequently recognized in revenue when the Company satisfies its performance obligations. Contract assets and deferred revenue are reported in a net position on a contract-by-contract basis at the end of each reporting period.

Cost of revenue

p)	Cost of revenue

Cost of revenue includes expenses incurred for development of applications and consists of labour costs of technical staff, other direct costs, and hosting services, but excludes depreciation costs.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impairment of long-lived assets

q)	Impairment of long-lived assets

The Company periodically assesses potential impairments of its long-lived assets in accordance with the provisions of ASC 360, Accounting for the Impairment or Disposal of Long-lived Assets.

An impairment review is performed whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable.

The Company groups its assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of the other assets and liabilities. The Company has determined that the lowest level for which identifiable cash flows are available is the operating segment level.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Factors considered by the Company include, but are not limited to, significant underperformance relative to historical or projected operating results; significant changes in the manner of use of the acquired assets or the strategy for the overall business; and significant negative industry or economic trends. When the carrying value of a long-lived asset may not be recoverable based upon the existence of one or more of the above indicators of impairment, the Company estimates the future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected future undiscounted cash flows and eventual disposition is less than the carrying amount of the asset, the Company recognizes an impairment loss. An impairment loss is reflected as the amount by which the carrying amount of the asset exceeds the fair value of the asset, based on the fair value if available, or discounted cash flows, if fair value is not available.

The Company assessed potential impairments of its long-lived assets as of March 31, 2025 and concluded that there was no impairment to be recorded during the year ended March 31, 2025.

Equipment

r)	Equipment

Equipment is measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

Any gain or loss on disposal of an item of equipment is recognized in profit or loss.

Depreciation is calculated to write off the cost of items of equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. The estimated useful lives of equipment is three years. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.

Depreciation methods, useful lives, and residual values are reviewed at each reporting date and adjusted if appropriate.